Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total assets	$ 13,061,248	$ 11,779,690
Long term debt, current	1,106,104	652,645
Liabilities, current	1,886,788	1,364,487
Long term debt, non current	6,277,982	5,999,331
Total liabilities	$ 9,104,503	8,378,215
Condition for claiming depreciation vessel's estimated useful life	Commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for those periods of time.
Depreciation and amortization	$ 509,500	422,904	$ 431,086
Amortization of vessels accounted for as capital leases	5,400	21,600	22,800
Interest costs capitalized to vessels and equipment	22,000	51,300	14,600
Asset retirement obligation	25,500	25,000
Other non-current assets	$ 214,932	190,073
Units for Maintenance and Safety [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	35 years
Long Distance Towing and Offshore Installation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Asset retirement obligation [Member]
Property, Plant and Equipment [Line Items]
Other non-current assets	$ 6,900	6,800
Crude oil tanker [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Refined product tanker [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Liquefied Natural Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	35 years
Liquefied Petroleum Gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Excluding amortization of Drydocking expenditure [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 445,200	341,500	$ 346,500
Maximum [Member] | Dry-docking activity [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum [Member] | FPSO [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Minimum [Member] | Dry-docking activity [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 6 months
Minimum [Member] | FPSO [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Accounting Standards Update 2015-03 [Member] | Restatement Adjustment [Member]
Property, Plant and Equipment [Line Items]
Total assets	$ (91,700)	(84,500)
Non current assets	(91,700)	(84,500)
Long term debt, current	(3,500)	(1,500)
Liabilities, current	(3,500)	(1,500)
Long term debt, non current	(88,200)	(83,000)
Total liabilities	$ (91,700)	$ (84,500)
Gp Of Teekay Lng and Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%
Teekay LNG [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	33.10%	33.50%
Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	37.00%	27.30%
Teekay Tankers [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	25.90%	26.20%
Teekay Tankers [Member] | Class B [Member]
Property, Plant and Equipment [Line Items]
Common Stock, maximum voting power	49.00%
Common stock number of votes per share	Five votes per share
Public Subsidiaries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%
General Partner [Member] | Teekay LNG [Member]
Property, Plant and Equipment [Line Items]
Interest of Company's general partner	2.00%
General Partner [Member] | Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Interest of Company's general partner	2.00%